Calvert

US Large-Cap Growth Responsible Index Fund

December 31, 2019

Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(1)	666	$48,804
HEICO Corp.	578	65,979
Hexcel Corp.	1,046	76,682
Mercury Systems, Inc.(1)	373	25,778
Moog, Inc., Class A	114	9,728

		$226,971

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	277	$21,661
Expeditors International of Washington, Inc.	1,383	107,902
United Parcel Service, Inc., Class B	1,817	212,698

		$342,261

Airlines — 0.1%
Alaska Air Group, Inc.	166	$11,247
JetBlue Airways Corp.(1)	1,727	32,329
Southwest Airlines Co.	363	19,595
Spirit Airlines, Inc.(1)	207	8,344

		$71,515

Auto Components — 0.1%
Aptiv PLC	667	$63,345
Autoliv, Inc.	135	11,395
Gentex Corp.	1,100	31,878

		$106,618

Automobiles — 0.4%
Tesla, Inc.(1)	1,098	$459,326
Thor Industries, Inc.	174	12,927

		$472,253

Banks — 0.1%
Commerce Bancshares, Inc.	223	$15,151
Community Bank System, Inc.	147	10,428
First Financial Bankshares, Inc.	282	9,898
First Republic Bank	462	54,262
Glacier Bancorp, Inc.	156	7,174
SVB Financial Group(1)	100	25,104
Western Alliance Bancorp	183	10,431

		$132,448

Beverages — 1.2%
Coca-Cola Co. (The)	11,127	$615,880
Coca-Cola Consolidated, Inc.	48	13,634
PepsiCo, Inc.	4,545	621,165

		$1,250,679

Security	Shares	Value
Biotechnology — 3.5%
AbbVie, Inc.	10,179	$901,249
ACADIA Pharmaceuticals, Inc.(1)(2)	939	40,170
Alexion Pharmaceuticals, Inc.(1)	1,940	209,811
Alkermes PLC(1)	1,096	22,358
Alnylam Pharmaceuticals, Inc.(1)(2)	982	113,097
Amgen, Inc.	1,864	449,354
Biogen, Inc.(1)	1,127	334,415
BioMarin Pharmaceutical, Inc.(1)	1,640	138,662
Bluebird Bio, Inc.(1)(2)	523	45,893
Blueprint Medicines Corp.(1)(2)	106	8,492
Exact Sciences Corp.(1)(2)	1,284	118,744
Exelixis, Inc.(1)	2,528	44,543
Incyte Corp.(1)	1,712	149,492
Ionis Pharmaceuticals, Inc.(1)	1,122	67,780
Neurocrine Biosciences, Inc.(1)	853	91,689
Regeneron Pharmaceuticals, Inc.(1)	734	275,602
Sarepta Therapeutics, Inc.(1)(2)	690	89,038
Seattle Genetics, Inc.(1)	123	14,054
United Therapeutics Corp.(1)	358	31,533
Vertex Pharmaceuticals, Inc.(1)	2,308	505,337

		$3,651,313

Building Products — 0.3%
Allegion PLC	1,216	$151,441
Armstrong World Industries, Inc.	327	30,728
Fortune Brands Home & Security, Inc.	250	16,335
Masco Corp.	1,599	76,736
Trex Co., Inc.(1)	368	33,076

		$308,316

Capital Markets — 2.3%
Affiliated Managers Group, Inc.	340	$28,812
Ares Management Corp., Class A	364	12,991
BlackRock, Inc.	19	9,551
Cboe Global Markets, Inc.	806	96,720
Charles Schwab Corp. (The)	4,338	206,315
CME Group, Inc.	1,618	324,765
E*Trade Financial Corp.	695	31,532
Evercore, Inc., Class A	203	15,176
FactSet Research Systems, Inc.	282	75,661
Houlihan Lokey, Inc., Class A	244	11,924
Interactive Brokers Group, Inc., Class A	162	7,552
Intercontinental Exchange, Inc.	1,867	172,791
Legg Mason, Inc.	270	9,696
LPL Financial Holdings, Inc.	310	28,597
MarketAxess Holdings, Inc.	250	94,777
Moody’s Corp.	1,316	312,432
Morningstar, Inc.	167	25,269
MSCI, Inc.	645	166,526
Nasdaq, Inc.	373	39,948
S&P Global, Inc.	1,913	522,345

Security	Shares	Value
SEI Investments Co.	843	$55,200
T. Rowe Price Group, Inc.	1,146	139,629
TD Ameritrade Holding Corp.	753	37,424

		$2,425,633

Chemicals — 1.8%
Air Products and Chemicals, Inc.	1,173	$275,643
Ashland Global Holdings, Inc.	362	27,704
Axalta Coating Systems, Ltd.(1)	2,626	79,830
Celanese Corp.	885	108,961
Ecolab, Inc.	2,253	434,807
FMC Corp.	1,264	126,173
Ingevity Corp.(1)	599	52,341
International Flavors & Fragrances, Inc.(2)	1,094	141,148
PPG Industries, Inc.	1,068	142,567
Sensient Technologies Corp.	134	8,856
Sherwin-Williams Co. (The)	799	466,248
WR Grace & Co.	630	44,006

		$1,908,284

Commercial Services & Supplies — 0.8%
ADT, Inc.(2)	1,603	$12,712
Cintas Corp.	571	153,645
Copart, Inc.(1)	1,357	123,405
IAA, Inc.(1)	561	26,401
KAR Auction Services, Inc.(2)	561	12,224
MSA Safety, Inc.	410	51,808
Republic Services, Inc., Class A	989	88,644
Tetra Tech, Inc.	465	40,064
UniFirst Corp.	48	9,695
Waste Management, Inc.	2,917	332,421

		$851,019

Communications Equipment — 0.7%
Arista Networks, Inc.(1)	394	$80,140
Ciena Corp.(1)	976	41,665
Cisco Systems, Inc.	4,329	207,619
CommScope Holding Co., Inc.(1)	1,877	26,635
F5 Networks, Inc.(1)	417	58,234
Lumentum Holdings, Inc.(1)	590	46,787
Motorola Solutions, Inc.	1,325	213,510
ViaSat, Inc.(1)	323	23,642
Viavi Solutions, Inc.(1)	860	12,900

		$711,132

Construction & Engineering — 0.0%(3)
EMCOR Group, Inc.	88	$7,595
MasTec, Inc.(1)	164	10,522

		$18,117

Consumer Finance — 0.2%
American Express Co.	1,547	$192,586
Credit Acceptance Corp.(1)(2)	78	34,502
FirstCash, Inc.	259	20,883

		$247,971

Security	Shares	Value
Containers & Packaging — 0.6%
AptarGroup, Inc.	665	$76,887
Ardagh Group S.A.	530	10,378
Avery Dennison Corp.	1,151	150,574
Ball Corp.	4,270	276,141
Berry Global Group, Inc.(1)	762	36,187
Crown Holdings, Inc.(1)	506	36,705
Sonoco Products Co.	153	9,443

		$596,315

Distributors — 0.1%
Genuine Parts Co.	97	$10,304
LKQ Corp.(1)	587	20,956
Pool Corp.	247	52,458

		$83,718

Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	582	$87,469
Chegg, Inc.(1)	442	16,756
frontdoor, Inc.(1)	623	29,543
Grand Canyon Education, Inc.(1)	387	37,071
Service Corp. International	344	15,834
ServiceMaster Global Holdings, Inc.(1)	467	18,054
Strategic Education, Inc.	104	16,526

		$221,253

Diversified Telecommunication Services — 0.1%
Iridium Communications, Inc.(1)	632	$15,573
Vonage Holdings Corp.(1)	1,667	12,352
Zayo Group Holdings, Inc.(1)	1,790	62,024

		$89,949

Electric Utilities — 0.7%
Alliant Energy Corp.	201	$10,999
Eversource Energy	130	11,059
NextEra Energy, Inc.	2,896	701,296
Xcel Energy, Inc.	372	23,618

		$746,972

Electrical Equipment — 0.6%
Acuity Brands, Inc.	265	$36,570
AMETEK, Inc.	2,679	267,203
Emerson Electric Co.	532	40,570
Generac Holdings, Inc.(1)	825	82,987
Hubbell, Inc.	161	23,799
nVent Electric PLC	528	13,506
Rockwell Automation, Inc.	665	134,776

		$599,411

Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	3,421	$370,255
CDW Corp.	847	120,985
Corning, Inc.	2,422	70,504
Dolby Laboratories, Inc., Class A	182	12,522
FLIR Systems, Inc.	561	29,211

Security	Shares	Value
IPG Photonics Corp.(1)	241	$34,926
Keysight Technologies, Inc.(1)	2,511	257,704
National Instruments Corp.	486	20,577
Novanta, Inc.(1)	459	40,594
Trimble, Inc.(1)	3,290	137,160
Zebra Technologies Corp., Class A(1)	379	96,812

		$1,191,250

Energy Equipment & Services — 0.0%(3)
Baker Hughes Co.	1,399	$35,856

Entertainment — 2.5%
Activision Blizzard, Inc.	4,354	$258,715
Cinemark Holdings, Inc.	270	9,140
Electronic Arts, Inc.(1)	2,179	234,264
Liberty Formula One, Series A(1)	203	8,887
Lions Gate Entertainment Corp., Class A(1)	834	8,891
Live Nation Entertainment, Inc.(1)	1,107	79,117
Madison Square Garden Co. (The), Class A(1)	97	28,536
Netflix, Inc.(1)	3,232	1,045,778
Roku, Inc.(1)(2)	617	82,616
Take-Two Interactive Software, Inc.(1)	904	110,677
Walt Disney Co. (The)	5,545	801,973
World Wrestling Entertainment, Inc., Class A(2)	325	21,083
Zynga, Inc., Class A(1)	6,036	36,940

		$2,726,617

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	1,622	$476,738
Sysco Corp.	2,074	177,410
Walmart, Inc.	1,907	226,628

		$880,776

Food Products — 1.2%
Campbell Soup Co.(2)	776	$38,350
Darling Ingredients, Inc.(1)	1,521	42,710
Flowers Foods, Inc.	330	7,174
General Mills, Inc.	796	42,634
Hershey Co. (The)	1,660	243,987
Hormel Foods Corp.	1,561	70,417
J&J Snack Foods Corp.	182	33,537
JM Smucker Co. (The)	317	33,009
Kellogg Co.	136	9,406
Lamb Weston Holdings, Inc.	1,589	136,701
Lancaster Colony Corp.	143	22,894
McCormick & Co., Inc.	1,259	213,690
Mondelez International, Inc., Class A	5,037	277,438
Post Holdings, Inc.(1)	390	42,549
TreeHouse Foods, Inc.(1)	182	8,827

		$1,223,323

Gas Utilities — 0.1%
Atmos Energy Corp.	95	$10,627
New Jersey Resources Corp.	448	19,967
ONE Gas, Inc.	110	10,293
UGI Corp.	579	26,147

		$67,034

Security	Shares	Value
Health Care Equipment & Supplies — 6.0%
Abbott Laboratories	12,848	$1,115,977
ABIOMED, Inc.(1)	415	70,795
Align Technology, Inc.(1)	648	180,818
Baxter International, Inc.	3,276	273,939
Becton, Dickinson and Co.	2,319	630,698
Boston Scientific Corp.(1)	12,432	562,175
Cantel Medical Corp.(2)	352	24,957
Cooper Cos., Inc. (The)	472	151,649
Danaher Corp.	3,945	605,479
DENTSPLY SIRONA, Inc.	1,127	63,777
DexCom, Inc.(1)	794	173,680
Edwards Lifesciences Corp.(1)	1,910	445,584
Globus Medical, Inc., Class A(1)	664	39,096
Haemonetics Corp.(1)	451	51,820
Hill-Rom Holdings, Inc.	600	68,118
Hologic, Inc.(1)	2,470	128,959
ICU Medical, Inc.(1)	142	26,571
IDEXX Laboratories, Inc.(1)	750	195,847
Insulet Corp.(1)	575	98,440
Integra LifeSciences Holdings Corp.(1)	542	31,588
Intuitive Surgical, Inc.(1)	1,011	597,653
Masimo Corp.(1)	435	68,756
Merit Medical Systems, Inc.(1)	388	12,113
Neogen Corp.(1)	487	31,782
Novocure, Ltd.(1)	167	14,073
NuVasive, Inc.(1)	420	32,483
Penumbra, Inc.(1)(2)	302	49,609
ResMed, Inc.	1,248	193,403
STERIS PLC	715	108,980
Teleflex, Inc.	407	153,211
Varian Medical Systems, Inc.(1)	688	97,703
West Pharmaceutical Services, Inc.	698	104,930

		$6,404,663

Health Care Providers & Services — 0.8%
Amedisys, Inc.(1)	249	$41,563
Anthem, Inc.	339	102,388
Centene Corp.(1)	625	39,294
Chemed Corp.	135	59,300
Covetrus, Inc.(1)(2)	605	7,986
DaVita, Inc.(1)	1,061	79,607
Encompass Health Corp.	225	15,586
Ensign Group, Inc. (The)	354	16,061
HCA Healthcare, Inc.	770	113,814
HealthEquity, Inc.(1)	493	36,517
Henry Schein, Inc.(1)	420	28,022
Humana, Inc.	216	79,168
Laboratory Corp. of America Holdings(1)	350	59,209
LHC Group, Inc.(1)	214	29,481
Molina Healthcare, Inc.(1)	61	8,277
Premier, Inc., Class A(1)	569	21,554
Quest Diagnostics, Inc.	205	21,892
WellCare Health Plans, Inc.(1)	283	93,449

		$853,168

Security	Shares	Value
Health Care Technology — 0.3%
Cerner Corp.	2,440	$179,072
Omnicell, Inc.(1)	262	21,411
Veeva Systems, Inc., Class A(1)	987	138,831

		$339,314

Hotels, Restaurants & Leisure — 2.4%
Chipotle Mexican Grill, Inc.(1)	297	$248,622
Choice Hotels International, Inc.(2)	220	22,755
Cracker Barrel Old Country Store, Inc.	61	9,378
Darden Restaurants, Inc.	789	86,009
Domino’s Pizza, Inc.	430	126,326
Dunkin’ Brands Group, Inc.	893	67,457
Extended Stay America, Inc.	585	8,693
Hilton Worldwide Holdings, Inc.	1,656	183,667
Hyatt Hotels Corp., Class A	116	10,406
Marriott International, Inc., Class A	1,440	218,059
Marriott Vacations Worldwide Corp.	228	29,357
Planet Fitness, Inc., Class A(1)	702	52,426
Royal Caribbean Cruises, Ltd.	275	36,715
Six Flags Entertainment Corp.	175	7,894
Starbucks Corp.	9,106	800,600
Texas Roadhouse, Inc.	376	21,176
Vail Resorts, Inc.	219	52,523
Wendy’s Co. (The)	454	10,083
Wyndham Hotels & Resorts, Inc.	715	44,909
Yum China Holdings, Inc.	3,875	186,039
Yum! Brands, Inc.	3,322	334,625

		$2,557,719

Household Durables — 0.2%
Helen of Troy, Ltd.(1)	146	$26,249
NVR, Inc.(1)	32	121,869
Tempur Sealy International, Inc.(1)	230	20,024
Whirlpool Corp.(2)	52	7,672

		$175,814

Household Products — 1.7%
Church & Dwight Co., Inc.	1,816	$127,737
Clorox Co. (The)	675	103,639
Colgate-Palmolive Co.	5,578	383,990
Energizer Holdings, Inc.	359	18,029
Kimberly-Clark Corp.	1,422	195,596
Procter & Gamble Co. (The)	7,371	920,638

		$1,749,629

Independent Power and Renewable Electricity Producers — 0.0%(3)
Clearway Energy, Inc., Class C	754	$15,042
Ormat Technologies, Inc.	341	25,412

		$40,454

Industrial Conglomerates — 0.9%
3M Co.	2,507	$442,285
Carlisle Cos., Inc.	555	89,821
Roper Technologies, Inc.	1,094	387,528

		$919,634

Security	Shares	Value
Insurance — 0.8%
Alleghany Corp.(1)	31	$24,787
Arch Capital Group, Ltd.(1)	215	9,221
Arthur J. Gallagher & Co.	416	39,616
Axis Capital Holdings, Ltd.	653	38,814
Brighthouse Financial, Inc.(1)	581	22,793
Brown & Brown, Inc.	1,007	39,756
Erie Indemnity Co., Class A(2)	119	19,754
Everest Re Group, Ltd.	204	56,475
Kemper Corp.	125	9,688
Marsh & McLennan Cos., Inc.	3,198	356,289
Primerica, Inc.	125	16,320
Progressive Corp. (The)	1,525	110,395
RenaissanceRe Holdings, Ltd.	97	19,014
RLI Corp.	112	10,082
Selective Insurance Group, Inc.	112	7,301
Willis Towers Watson PLC	570	115,106

		$895,411

Interactive Media & Services — 5.4%
Alphabet, Inc., Class A(1)	3,977	$5,326,754
ANGI Homeservices, Inc., Class A(1)(2)	1,474	12,485
Cargurus, Inc.(1)(2)	526	18,505
IAC/InterActiveCorp(1)	588	146,476
Match Group, Inc.(1)(2)	472	38,756
TripAdvisor, Inc.	923	28,041
Twitter, Inc.(1)	4,363	139,834

		$5,710,851

Internet & Direct Marketing Retail — 6.0%
Amazon.com, Inc.(1)	2,912	$5,380,910
Booking Holdings, Inc.(1)	322	661,301
eBay, Inc.	3,957	142,887
Etsy, Inc.(1)	730	32,339
Expedia Group, Inc.	1,052	113,763
GrubHub, Inc.(1)(2)	618	30,060
Wayfair, Inc., Class A(1)(2)	311	28,105

		$6,389,365

IT Services — 9.0%
Accenture PLC, Class A	4,882	$1,028,003
Akamai Technologies, Inc.(1)	1,280	110,566
Amdocs, Ltd.	527	38,044
Automatic Data Processing, Inc.	2,802	477,741
Black Knight, Inc.(1)	1,012	65,254
Booz Allen Hamilton Holding Corp., Class A	783	55,695
Broadridge Financial Solutions, Inc.	954	117,857
Cognizant Technology Solutions Corp., Class A	2,916	180,850
CoreLogic, Inc.(1)	466	20,369
EPAM Systems, Inc.(1)	418	88,683
Fidelity National Information Services, Inc.	4,726	657,339
Fiserv, Inc.(1)	4,273	494,087
Gartner, Inc.(1)	677	104,326
Genpact, Ltd.	1,312	55,327
GoDaddy, Inc., Class A(1)	1,261	85,647

Security	Shares	Value
Jack Henry & Associates, Inc.	621	$90,461
MasterCard, Inc., Class A	6,245	1,864,695
MAXIMUS, Inc.	512	38,088
MongoDB, Inc.(1)(2)	400	52,644
Okta, Inc.(1)	804	92,757
Paychex, Inc.	2,115	179,902
PayPal Holdings, Inc.(1)	7,825	846,430
Perspecta, Inc.	903	23,875
Sabre Corp.	496	11,130
Science Applications International Corp.	168	14,619
Square, Inc., Class A(1)(2)	2,695	168,599
Twilio, Inc., Class A(1)(2)	917	90,123
VeriSign, Inc.(1)	804	154,915
Visa, Inc., Class A	11,894	2,234,883
WEX, Inc.(1)	321	67,237

		$9,510,146

Leisure Products — 0.1%
Brunswick Corp.	793	$47,564
Hasbro, Inc.	475	50,165
Mattel, Inc.(1)(2)	887	12,019

		$109,748

Life Sciences Tools & Services — 2.4%
Agilent Technologies, Inc.	1,429	$121,908
Bio-Rad Laboratories, Inc., Class A(1)	82	30,342
Bio-Techne Corp.	328	71,999
Bruker Corp.	876	44,650
Charles River Laboratories International, Inc.(1)	414	63,243
Illumina, Inc.(1)	1,324	439,224
IQVIA Holdings, Inc.(1)	1,585	244,898
Mettler-Toledo International, Inc.(1)	220	174,522
PerkinElmer, Inc.	886	86,031
PRA Health Sciences, Inc.(1)	579	64,356
Repligen Corp.(1)	461	42,643
Syneos Health, Inc.(1)	603	35,863
Thermo Fisher Scientific, Inc.	3,063	995,077
Waters Corp.(1)	550	128,507

		$2,543,263

Machinery — 2.7%
Allison Transmission Holdings, Inc.	1,120	$54,118
Caterpillar, Inc.	1,457	215,170
Colfax Corp.(1)	386	14,043
Crane Co.	108	9,329
Deere & Co.	667	115,564
Donaldson Co., Inc.	987	56,871
Dover Corp.	965	111,226
Flowserve Corp.	477	23,740
Fortive Corp.	602	45,987
Gardner Denver Holdings, Inc.(1)	1,530	56,120
Graco, Inc.	2,286	118,872
IDEX Corp.	937	161,164
Illinois Tool Works, Inc.	2,352	422,490
Ingersoll-Rand PLC	1,852	246,168
ITT, Inc.	255	18,847

Security	Shares	Value
John Bean Technologies Corp.	387	$43,599
Lincoln Electric Holdings, Inc.	571	55,233
Middleby Corp. (The)(1)	709	77,650
Nordson Corp.	556	90,539
Parker-Hannifin Corp.	298	61,334
Pentair PLC	262	12,018
RBC Bearings, Inc.(1)	358	56,686
Rexnord Corp.(1)	1,134	36,991
Snap-on, Inc.	84	14,230
Stanley Black & Decker, Inc.	1,337	221,594
Toro Co. (The)	1,449	115,442
WABCO Holdings, Inc.(1)	628	85,094
Watts Water Technologies, Inc., Class A	111	11,073
Westinghouse Air Brake Technologies Corp.	748	58,194
Woodward, Inc.	667	79,000
Xylem, Inc.	1,930	152,065

		$2,840,451

Media — 1.4%
Altice USA, Inc., Class A(1)	2,831	$77,400
Cable One, Inc.	31	46,143
Charter Communications, Inc., Class A(1)	1,178	571,424
Comcast Corp., Class A	9,047	406,844
Discovery, Inc., Class A(1)(2)	2,742	89,773
Liberty Broadband Corp., Class A(1)	984	122,567
Liberty Latin America Ltd., Class C(1)	530	10,314
New York Times Co. (The), Class A(2)	979	31,494
Nexstar Media Group, Inc., Class A	158	18,525
Sinclair Broadcast Group, Inc., Class A	188	6,268
Sirius XM Holdings, Inc.	11,482	82,096

		$1,462,848

Multi-Utilities — 0.3%
Ameren Corp.	130	$9,984
CenterPoint Energy, Inc.	3,909	106,598
CMS Energy Corp.	504	31,671
Sempra Energy	924	139,968

		$288,221

Multiline Retail — 0.2%
Dollar General Corp.	1,487	$231,942
Ollie’s Bargain Outlet Holdings, Inc.(1)(2)	330	21,553

		$253,495

Personal Products — 0.3%
Coty, Inc., Class A	1,075	$12,094
Estee Lauder Cos., Inc. (The), Class A	1,541	318,278

		$330,372

Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	12,187	$782,283
Catalent, Inc.(1)	1,156	65,083
Elanco Animal Health, Inc.(1)	1,222	35,988
Eli Lilly & Co.	6,715	882,552
Horizon Therapeutics PLC(1)	1,837	66,499
Jazz Pharmaceuticals PLC(1)	477	71,207

Security	Shares	Value
Merck & Co., Inc.	12,668	$1,152,155
Nektar Therapeutics(1)(2)	1,615	34,860
Perrigo Co PLC	956	49,387
Pfizer, Inc.	19,284	755,547
Zoetis, Inc.	4,260	563,811

		$4,459,372

Professional Services — 0.9%
CoStar Group, Inc.(1)	299	$178,892
Exponent, Inc.	292	20,151
FTI Consulting, Inc.(1)	119	13,169
IHS Markit, Ltd.(1)	3,039	228,989
Insperity, Inc.	284	24,435
Nielsen Holdings PLC	2,144	43,523
Robert Half International, Inc.	529	33,406
TransUnion	1,600	136,976
TriNet Group, Inc.(1)	334	18,908
Verisk Analytics, Inc.	1,356	202,505

		$900,954

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	2,029	$124,357

Road & Rail — 1.2%
AMERCO	27	$10,147
J.B. Hunt Transport Services, Inc.	429	50,099
Kansas City Southern	377	57,741
Landstar System, Inc.	261	29,720
Norfolk Southern Corp.	1,236	239,945
Old Dominion Freight Line, Inc.	583	110,642
Union Pacific Corp.	4,407	796,741

		$1,295,035

Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc.(1)	8,240	$377,886
Analog Devices, Inc.	2,218	263,587
Applied Materials, Inc.	6,972	425,571
Broadcom, Inc.	2,982	942,372
Cabot Microelectronics Corp.	251	36,224
Cree, Inc.(1)	271	12,507
Cypress Semiconductor Corp.	550	12,832
Entegris, Inc.	1,059	53,045
Intel Corp.	6,050	362,092
KLA Corp.	767	136,656
Lam Research Corp.	1,062	310,529
Marvell Technology Group, Ltd.	2,894	76,865
Maxim Integrated Products, Inc.	1,228	75,534
Microchip Technology, Inc.(2)	1,848	193,523
Micron Technology, Inc.(1)	5,096	274,063
MKS Instruments, Inc.	724	79,647
Monolithic Power Systems, Inc.	280	49,846
NVIDIA Corp.	4,480	1,054,144
ON Semiconductor Corp.(1)	2,254	54,953
Qorvo, Inc.(1)	915	106,350
Silicon Laboratories, Inc.(1)	375	43,493
Skyworks Solutions, Inc.	528	63,825

Security	Shares	Value
Teradyne, Inc.	2,006	$136,789
Texas Instruments, Inc.	7,159	918,428
Universal Display Corp.	334	68,827
Xilinx, Inc.	1,886	184,394

		$6,313,982

Software — 14.0%
ACI Worldwide, Inc.(1)	691	$26,178
Adobe, Inc.(1)	3,594	1,185,337
Alteryx, Inc., Class A(1)(2)	383	38,327
ANSYS, Inc.(1)	672	172,979
Appfolio, Inc., Class A(1)	102	11,215
Aspen Technology, Inc.(1)	559	67,600
Autodesk, Inc.(1)	1,285	235,746
Blackbaud, Inc.	415	33,034
Blackline, Inc.(1)	356	18,355
Cadence Design Systems, Inc.(1)	2,300	159,528
CDK Global, Inc.	1,012	55,336
Ceridian HCM Holding, Inc.(1)(2)	519	35,230
Citrix Systems, Inc.	919	101,917
Cornerstone OnDemand, Inc.(1)	317	18,560
Coupa Software, Inc.(1)(2)	503	73,564
Envestnet, Inc.(1)	349	24,301
Fair Isaac Corp.(1)	242	90,673
FireEye, Inc.(1)	765	12,645
Five9, Inc.(1)	471	30,888
Fortinet, Inc.(1)	1,115	119,037
Guidewire Software, Inc.(1)	615	67,509
HubSpot, Inc.(1)	368	58,328
Intuit, Inc.	1,934	506,573
j2 Global, Inc.	263	24,646
LogMeIn, Inc.	296	25,379
Manhattan Associates, Inc.(1)	476	37,961
Microsoft Corp.	49,616	7,824,443
New Relic, Inc.(1)	403	26,481
NortonLifeLock, Inc.	4,454	113,666
Nuance Communications, Inc.(1)	911	16,243
Nutanix, Inc., Class A(1)	1,333	41,670
Oracle Corp.	8,465	448,476
Palo Alto Networks, Inc.(1)	722	166,962
Paycom Software, Inc.(1)	367	97,167
Paylocity Holding Corp.(1)	255	30,809
Pegasystems, Inc.	232	18,479
Proofpoint, Inc.(1)	424	48,667
PTC, Inc.(1)	849	63,582
Q2 Holdings, Inc.(1)	347	28,135
Qualys, Inc.(1)	247	20,592
RealPage, Inc.(1)	608	32,680
RingCentral, Inc., Class A(1)	596	100,527
salesforce.com, Inc.(1)	6,409	1,042,360
ServiceNow, Inc.(1)	1,432	404,282
SolarWinds Corp.(1)(2)	532	9,869
Splunk, Inc.(1)	1,162	174,033
SS&C Technologies Holdings, Inc.	1,755	107,757
Synopsys, Inc.(1)	1,164	162,029

Security	Shares	Value
Teradata Corp.(1)	979	$26,208
Trade Desk, Inc. (The), Class A(1)	291	75,596
Tyler Technologies, Inc.(1)	309	92,706
Verint Systems, Inc.(1)	475	26,296
VMware, Inc., Class A(1)	592	89,860
Workday, Inc., Class A(1)	1,249	205,398
Zendesk, Inc.(1)	915	70,116

		$14,795,935

Specialty Retail — 3.8%
Aaron’s, Inc.	164	$9,366
Advance Auto Parts, Inc.	189	30,270
American Eagle Outfitters, Inc.	548	8,056
AutoZone, Inc.(1)	169	201,331
Burlington Stores, Inc.(1)	506	115,383
CarMax, Inc.(1)	201	17,622
Five Below, Inc.(1)	392	50,121
Floor & Decor Holdings, Inc., Class A(1)	432	21,950
Home Depot, Inc. (The)	7,628	1,665,803
Lowe’s Cos., Inc.	4,879	584,309
O’Reilly Automotive, Inc.(1)	533	233,593
Ross Stores, Inc.	2,523	293,728
Tiffany & Co.	291	38,892
TJX Cos., Inc. (The)	8,418	514,003
Tractor Supply Co.	810	75,686
Ulta Beauty, Inc.(1)	399	101,003
Williams-Sonoma, Inc.	117	8,592

		$3,969,708

Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	23,777	$6,982,116
Dell Technologies, Class C(1)	1,191	61,205
Hewlett Packard Enterprise Co.	10,238	162,375
NCR Corp.(1)	773	27,179
NetApp, Inc.	566	35,233
Pure Storage, Inc., Class A(1)	1,012	17,315
Western Digital Corp.	2,282	144,839

		$7,430,262

Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.(1)	254	$9,690
Carter’s, Inc.	93	10,169
Columbia Sportswear Co.(2)	98	9,819
Deckers Outdoor Corp.(1)	176	29,719
lululemon Athletica, Inc.(1)	754	174,679
NIKE, Inc., Class B	6,396	647,979
Ralph Lauren Corp., Class A	77	9,026
Skechers U.S.A., Inc., Class A(1)	281	12,136
Under Armour, Inc., Class A(1)(2)	2,258	48,773
VF Corp.	1,313	130,853

		$1,082,843

Thrifts & Mortgage Finance — 0.0%(3)
Essent Group, Ltd.	458	$23,811
LendingTree, Inc.(1)(2)	44	13,351

Security	Shares	Value
TFS Financial Corp.	442	$8,699

		$45,861

Trading Companies & Distributors — 0.3%
Fastenal Co.	4,128	$152,530
HD Supply Holdings, Inc.(1)	931	37,445
MSC Industrial Direct Co., Inc., Class A	133	10,436
United Rentals, Inc.(1)	97	16,177
Univar Solutions, Inc.(1)	2,418	58,612
W.W. Grainger, Inc.	176	59,580

		$334,780

Transportation Infrastructure — 0.0%(3)
Macquarie Infrastructure Corp.	248	$10,624

Water Utilities — 0.2%
American Water Works Co., Inc.	973	$119,533
Aqua America, Inc.	1,249	58,628

		$178,161

Wireless Telecommunication Services — 0.1%
Sprint Corp.(1)(2)	2,459	$12,811
T-Mobile US, Inc.(1)	1,161	91,046

		$103,857

Total Common Stocks (identified cost $72,473,037)		$105,607,301

Short-Term Investments — 0.2%

Securities Lending Collateral — 0.2%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(4)	253,130	$253,130

Total Securities Lending Collateral (identified cost $253,130)		$253,130

Total Short-Term Investments (identified cost $253,130)		$253,130

Total Investments (identified cost $72,726,167) — 99.9%		$105,860,431

Other Assets, Less Liabilities — 0.1%		$90,399

Net Assets — 100.0%		$105,950,830

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at December 31, 2019. The aggregate market value of securities on loan at December 31, 2019 was $1,761,988 and the total market value of the collateral received by the Fund was $1,788,977, comprised of cash of $253,130 and U.S. Government and/or agency securities of $1,535,847.

(3)	Amount is less than 0.05%.

(4)	Represents investment of cash collateral received in connection with securities lending.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$105,607,301	(1)	$—	$—	$105,607,301
Short-Term Investments	253,130		—	—	253,130
Total Investments	$105,860,431		$—	$—	$105,860,431

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.